Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital
Schedule of the movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2018	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)
Purchase of treasury shares	(2,818)	2,818	—	—	—	—	(62)
Treasury shares distributed for awards vested or exercised in the year	146,179	(146,179)	—	—	—	—	3,756
Equity raising fees	—	—	—	—	—	(395)	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(60,795)	—
Outstanding as of December 31, 2018	80,861,246	131,880	4,600,000	810	46	850,576	(3,266)
Purchase of treasury shares	(212,111)	212,111	—	—	—	—	(3,752)
Treasury shares distributed for awards vested or exercised in the year	222,535	(222,535)	—	—	—	—	4,859
Equity raising fees	—	—	—	—	—	(595)	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(89,310)	—
Outstanding as of December 31, 2019	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)
Purchase of treasury shares	(323,919)	323,919	—	—	—	—	(2,000)
Proceeds from private placement, net of offering costs	14,400,000	—	—	144	—	34,849	—
Treasury shares distributed for awards vested or exercised in the year	228,692	(228,692)	—	—	—	—	2,819
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(35,698)	—
Outstanding as of December 31, 2020	95,176,443	216,683	4,600,000	954	46	759,822	(1,340)